CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Additional Information [Abstract]
Disclosure of Reconciliation Of Profit (Loss) Before Taxation To Adjusted EBITDA
Gearing ratio (Adjusted Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2020	2019	2018

Adjusted net debt from continuing operations
Borrowings - non-current portion (note 26)	1,789	1,299	1,911
Lease liabilities - non-current portion (note 16)	116	126
Borrowings - current portion (note 26)	142	734	139
Lease liabilities - current portion (note 16)	37	45	—
Total borrowings	2,084	2,204	2,050
Less: cash and cash equivalents (note 24)	(1,330)	(456)	(329)
Net debt	754	1,748	1,721

Adjustments:
IFRS16 lease adjustments	(106)	(119)	—
Corporate office lease	—	—	(9)
Unamortised portion of borrowing costs	23	16	13
Cash restricted for use (note 23)	(73)	(64)	(66)
Adjusted net debt	597	1,581	1,659

The Adjusted EBITDA calculation included in this note is based on the formula included in the Revolving Credit Agreements for compliance with the debt covenant formula.
Adjusted EBITDA from continuing operations
Profit (loss) before taxation	1,589	619	445
Add back:
Finance costs and unwinding of obligations (note 7)	177	172	168
Interest income	(27)	(14)	(8)
Amortisation of tangible, intangible and right of use assets (note 4)	570	583	558
Other amortisation	6	6	11
Associates and joint ventures’ adjustments for amortisation, interest, taxation and other	168	149	158
EBITDA	2,483	1,515	1,332

Adjustments:
Foreign exchange and other (gains) losses	—	12	9
Dividend income	(2)	—	(2)
Retrenchment and related costs	2	7	4
Care and maintenance costs (note 6)	—	47	39
Impairment, derecognition of assets and (profit) loss on disposal	1	6	7
Profit on disposal of joint ventures	(19)	—	—
Loss (gain) on non-hedge derivatives and other commodity contracts	5	(5)	2
Associates and joint ventures’ share of costs	—	(2)	(3)
Adjusted EBITDA (as defined in the Revolving Credit Agreements)	2,470	1,580	1,388
Gearing ratio (Adjusted net debt to Adjusted EBITDA)	0.24:1	1.00:1	1.20:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1